Annual Total Returns - Fidelity Asset Manager 70% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 70% - Fidelity Advisor Asset Manager 70%: Class A	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	15.31%
Annual Return 2011	(4.02%)
Annual Return 2012	13.76%
Annual Return 2013	19.75%
Annual Return 2014	5.29%
Annual Return 2015	(0.87%)
Annual Return 2016	6.76%
Annual Return 2017	18.35%
Annual Return 2018	(7.98%)
Annual Return 2019	22.45%